Trade accounts receivables (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 228,588	$ 140,793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	233,534	146,294
Gross carrying amount [member] | Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	216,657	129,918
Gross carrying amount [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	12,609	12,693
Gross carrying amount [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	30	568
Gross carrying amount [member] | Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	4,238	3,115
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Impairment of trade accounts receivables	$ (4,946)	$ (5,501)	$ (6,561)